RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

11.          RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2020, 2021 and 2022:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“ Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (“Yujie”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

11.          RELATED PARTY BALANCES AND TRANSACTIONS – continued

The Group entered into the following transactions with its related parties:

For the years ended December 31, 2020, 2021 and 2022, services provided by the related parties were RMB143,881, RMB523,054 and RMB552,206, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Referral service fee charged by Yujie	15,152	347,585	355,803
Bandwidth service fee charged by Qihu	80,514	108,743	128,607
Brand fees charged by Qihu	—	23,585	47,168
Referral service fee charged by Qihu	24,507	19,789	2,423
Rental expenses charged by Beijing Qifei	7,137	—	—
Rental expenses charged by Hongying	—	11,899	13,655
Corporate expenses allocated from Qibutianxia	11,321	7,075	—
Labor cost charged by Xixian	2,130	—	—
Others	3,120	4,378	4,550
Total	143,881	523,054	552,206

For the years ended December 31, 2020, 2021 and 2022, services provided to the related parties were RMB346,378, RMB2,178,561 and RMB1,199,238, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Referral service fee charged from Qicaitianxia	3,558	—	—
Referral service fee charged from Kincheng Bank	—	—	109,469
Loan facilitation services fee charged from Kincheng Bank	15,254	1,574,456	382,496
Loan facilitation services fee charged from Jinshang	150,515	219,513	137,118
Loan facilitation services fee charged from Beijing Zixuan	47,516	37	—
Post-facilitation services fee charged from Kincheng Bank	433	297,489	434,886
Post-facilitation services fee charged from Jinshang	48,094	69,398	67,936
Post-facilitation services fee charged from Beijing Zixuan	74,417	56	—
Others	6,591	17,612	67,333
Total	346,378	2,178,561	1,199,238

Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. Kincheng Bank is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. The Group collected service fees from Jinshang and Kincheng Bank. The amounts from Jinshang and Kincheng Bank represent the loan facilitation service, post-facilitation service and referral service fees charged from them.

The Company has held bank deposit with Kincheng Bank which amounted to RMB320,491 and RMB3,020,245 as of December 31, 2021 and December 31, 2022. The related interest income was RMB29,312 and RMB98,856 for the years ended December 31, 2021 and 2022, respectively and interest receivable as of December 31, 2021 and December 31, 2022 was RMB79 and RMB11,318, respectively.

11.         RELATED PARTY BALANCES AND TRANSACTIONS – continued

As of December 31, 2021 and 2022, amounts due from related parties were RMB978,175 and RMB428,108 respectively, and details are as follows:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Kincheng Bank	771,335	239,270
Jinshang	194,123	162,784
Shareholders	10,158	—
Others	2,559	26,054
Total	978,175	428,108

As of December 31, 2021 and 2022, amounts due to related parties were RMB214,057 and RMB113,697 respectively, and details are as follows:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Qibutianxia	9,156	1,656
Qihu	144,999	103,868
Yujie	30,165	—
Others	29,737	8,173
Total	214,057	113,697

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB11,803,492 and RMB3,575,884 as of December 31, 2021 and 2022 respectively.

In September 2020, Beijing Qifei transferred to the Group part of its interest in Hangzhou Qifei, a joint venture company established by Beijing Qifei and an independent third party. After the transfer, Beijing Qifei and the Group hold 26% and 25% of the equity interest in the investee, respectively. As part of the arrangement, the Group is responsible to assist Hangzhou Qifei in meeting certain performance targets. The Group accounted for the equity investment using alternative measurement. No contribution was made prior to 2021. In 2022, the Company provided capital contribution of RMB8,996 to Hangzhou Qifei. Considering the business forecast of the investee, the Group fully impaired the investment in 2022. The Company is not obligated to fund its remaining unpaid share of registered capital of RMB41,004 till June 30, 2028. In addition, the Company accrued RMB10,892 for the estimated future loss based on the financial position of the investee as of December 31, 2022.

11.         RELATED PARTY BALANCES AND TRANSACTIONS – continued

In October 2020, the Group established a joint venture company, 360 Changfeng in Shanghai, China through Qiyu together with Shanghai Jiehu and an independent third party, Changfeng, to develop and build regional headquarter and the affiliated industrial park in Shanghai. Changfeng, Shanghai Jiehu and the Group each holds 30%, 30% and 40% of the equity interests of the joint venture, respectively. The shareholders execute their voting rights based on their equity interest and the stakeholders’ meeting will pass the resolutions with the approval of stakeholders representing more than half of the voting rights.

In December 2021, the Group acquired the 30% equity interest held by Shanghai Jiehu and became the controlling shareholder of 360 Changfeng. The transaction is a business acquisition under common control as both Shanghai Jiehu and the Group is ultimately controlled by Mr. Zhou, and has been retrospectively reflected in the Financial Statements of the Company for all periods presented. The impact to prior year financials was inconsequential.

Pursuant to the agreement, the shareholders of 360 Changfeng is obligated to contribute initial funding for acquisition of land use rights and funds required for subsequent developments will be mainly financed by external financings with any remaining shortfall funded by the shareholders ratably in proportion to their respective equity interest ownership.

As of December 31, 2022, shareholders of the 360 Changfeng have invested a total of RMB1.0 billion, of which RMB0.3 billion was funded by Changfeng.